Leases (Book Value Of Capital Lease Assets) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Leases
Gross book value of capital lease assets included in property	$ 10	$ 10
Net book value of capital lease assets included in property	$ 3	$ 3